UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02993

Edward Jones Money Market Fund

(Exact name of registrant as specified in charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, MO 63131

(Address of principal executive offices)

Evan S. Posner, Secretary

Edward Jones Money Market Fund

c/o 12555 Manchester Road

St. Louis, MO 63131

(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515-3289

Date of fiscal year end: February 28, 2023

Date of reporting period: August 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS.

The following is a copy of the Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

Money Market Fund

Semi-Annual Shareholder Report

August 31, 2022

INVESTMENT SHARES (TICKER JNSXX)

RETIREMENT SHARES (TICKER JRSXX)

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Fund Facts (Unaudited)

Investment Objective: The Edward Jones Money Market Fund (the “Fund”) is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal.

Investment Strategy: The Fund operates as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a “government money market fund,” the Fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other “government money market funds.”

Portfolio Characteristics:

Portfolio Composition by Effective Maturity[1]	Percentage of Total Net Assets
1 - 7 Days	83.4%
8 - 30 Days	2.4
31 - 90 Days	5.1
91 - 180 Days	5.0
181 Days or more	2.9
Other Assets and Liabilities—Net[2]	1.2
TOTAL	100.0%

Portfolio Composition by Security Type[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	15.6%
U.S. Treasury Securities	19.0
Repurchase Agreements	64.2
Other Assets and Liabilities—Net[2]	1.2
TOTAL	100.0%

Statistics
Weighted Average Maturity[4]	21 Days
Weighted Average Life[5]	89 Days

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the 1940 Act, which regulates money market funds.

[2]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.

[4]

Money market funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[5]

Money market funds must maintain a dollar-weighted average life to maturity of no longer than 120 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Semi-Annual Shareholder Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment adviser fees, distribution (12b-1) fees, shareholder service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2022 to August 31, 2022.

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example For Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2022	Ending Account Value 8/31/2022	Annualized Expense Ratio	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000.00	$1,002.40	0.53%	$2.67
Retirement Shares	$1,000.00	$1,002.30	0.56%	$2.83
Hypothetical:
Investment Shares	$1,000.00	$1,022.53	0.53%	$2.70
Retirement Shares	$1,000.00	$1,022.38	0.56%	$2.85

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2022 (Unaudited)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—15.6%

Federal Farm Credit System Floating Rate Notes, 2.310% (Secured Overnight Financing Rate +0.020%), 9/1/2022[1]	$100,000,000	$100,000,000

Federal Farm Credit System Floating Rate Notes, 2.315% (Secured Overnight Financing Rate +0.025%), 9/1/2022[1]	409,525,000	409,521,458

Federal Farm Credit System Floating Rate Notes, 2.317% (Secured Overnight Financing Rate +0.027%), 9/1/2022[1]	50,000,000	49,993,632

Federal Farm Credit System Floating Rate Notes, 2.320% (Secured Overnight Financing Rate +0.030%), 9/1/2022[1]	95,000,000	95,000,000

Federal Farm Credit System Floating Rate Notes, 2.325% (Secured Overnight Financing Rate +0.035%), 9/1/2022[1]	130,000,000	129,997,722

Federal Farm Credit System Floating Rate Notes, 2.330% (Secured Overnight Financing Rate +0.040%), 9/1/2022[1]	97,000,000	97,000,000

Federal Farm Credit System Floating Rate Notes, 2.335% (Secured Overnight Financing Rate +0.045%), 9/1/2022[1]	158,000,000	158,000,000

Federal Farm Credit System Floating Rate Notes, 2.340% (Secured Overnight Financing Rate +0.050%), 9/1/2022[1]	425,650,000	425,652,037

Federal Farm Credit System Floating Rate Notes, 2.345% (Secured Overnight Financing Rate +0.055%), 9/1/2022[1]	200,000,000	199,997,673

Federal Farm Credit System Floating Rate Notes, 2.350% (Secured Overnight Financing Rate +0.060%), 9/1/2022[1]	125,000,000	125,000,000

Federal Farm Credit System Floating Rate Notes, 2.355% (Secured Overnight Financing Rate +0.065%), 9/1/2022[1]	55,000,000	55,000,000

Federal Farm Credit System Floating Rate Notes, 2.365% (Secured Overnight Financing Rate +0.075%), 9/1/2022[1]	75,000,000	75,000,000

Federal Farm Credit System Floating Rate Notes, 2.365% - 2.375% (Secured Overnight Financing Rate +0.085%), 9/1/2022 - 9/2/2022[1]	148,000,000	147,997,467

Federal Farm Credit System Floating Rate Notes, 2.370% (Secured Overnight Financing Rate +0.080%), 9/1/2022[1]	65,000,000	64,994,363

Federal Farm Credit System Floating Rate Notes, 2.390% (Secured Overnight Financing Rate +0.100%), 9/1/2022[1]	30,000,000	30,000,000

Federal Farm Credit System Notes, 0.100%, 10/19/2022	103,750,000	103,748,773

Federal Farm Credit System, 0.080% - 0.160%, 9/15/2022 - 12/5/2022	303,000,000	302,998,234

Federal Home Loan Bank System Floating Rate Notes, 1.620% (Secured Overnight Financing Rate +0.100%), 9/1/2022[1]	75,000,000	75,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.325% (Secured Overnight Financing Rate +0.035%), 9/1/2022[1]	111,000,000	111,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.345% (Secured Overnight Financing Rate +0.055%), 9/1/2022[1]	219,000,000	219,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.350% (Secured Overnight Financing Rate +0.060%), 9/1/2022[1]	600,000,000	600,000,000

Federal Home Loan Bank System Floating Rate Notes, 2.355% (Secured Overnight Financing Rate +0.065%), 9/1/2022[1]	75,750,000	75,750,000

Federal Home Loan Bank System, 1.738% - 3.510%, 12/23/2022 - 9/22/2023	1,048,100,000	1,048,088,167

Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.355% (Secured Overnight Financing Rate +0.065%), 9/1/2022[1]	200,000,000	200,000,000

Total U.S. Government Agency Securities		4,898,739,526

U.S. TREASURY SECURITIES—19.0%

U.S. Treasury Bill, 0.074%, 9/8/2022	140,000,000	139,997,958

U.S. Treasury Bill, 0.160%, 11/3/2022	210,000,000	209,941,200

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value

U.S. TREASURY SECURITIES—(continued)

U.S. Treasury Bill, 0.630%, 1/26/2023	$134,700,000	$134,353,484

U.S. Treasury Bill, 0.935%, 9/22/2022	63,850,000	63,815,175

U.S. Treasury Bill, 1.530%, 11/25/2022	285,000,000	283,970,437

U.S. Treasury Bill, 3.020%, 2/16/2023	430,000,000	423,939,866

U.S. Treasury Bill, 3.020%, 6/15/2023	144,000,000	140,533,040

U.S. Treasury Bills, 0.240% - 1.580%, 12/1/2022	310,500,000	309,549,505

U.S. Treasury Bills, 1.465% - 1.490%, 11/17/2022	310,000,000	309,018,464

U.S. Treasury Floating Rate Notes, 2.826% (91-day T-Bill -0.075%), 9/7/2022[1]	439,000,000	438,732,267

U.S. Treasury Floating Rate Notes, 2.886% (91-day T-Bill -0.015%), 9/7/2022[1]	339,900,000	340,149,787

U.S. Treasury Floating Rate Notes, 2.930% (91-day T-Bill +0.029%), 9/7/2022[1]	444,900,000	444,974,909

U.S. Treasury Floating Rate Notes, 2.935% (91-day T-Bill +0.034%), 9/7/2022[1]	530,000,000	530,009,366

U.S. Treasury Floating Rate Notes, 2.936% (91-day T-Bill +0.035%), 9/7/2022[1]	250,000,000	249,993,984

U.S. Treasury Floating Rate Notes, 2.938% (91-day T-Bill +0.037%), 9/7/2022[1]	145,000,000	144,853,944

U.S. Treasury Floating Rate Notes, 2.950% (91-day T-Bill +0.049%), 9/7/2022[1]	425,000,000	425,008,439

U.S. Treasury Note, 0.125%, 11/30/2022	250,000,000	249,983,348

U.S. Treasury Note, 0.125%, 2/28/2023	55,000,000	54,584,614

U.S. Treasury Note, 0.125%, 5/31/2023	50,000,000	49,255,404

U.S. Treasury Note, 1.500%, 3/31/2023	55,000,000	54,957,461

U.S. Treasury Note, 1.500%, 9/15/2022	186,750,000	186,851,366

U.S. Treasury Note, 1.625%, 11/15/2022	145,000,000	145,449,246

U.S. Treasury Note, 2.125%, 12/31/2022	85,000,000	85,504,588

U.S. Treasury Notes, 0.125% - 1.750%, 9/30/2022	120,900,000	120,935,845

U.S. Treasury Notes, 0.125% - 2.000%, 10/31/2022	431,850,000	432,085,852

Total U.S. Treasury Securities		5,968,449,549

REPURCHASE AGREEMENTS—64.2%

Interest in $700,000,000 joint repurchase agreement 2.31%, dated 8/29/2022 under which Bank of Montreal will repurchase securities provided as collateral for $701,078,000 on 9/22/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.548% - 4.064%, with various maturities to 5/20/2072 and the market value of those underlying securities was $719,610,033.[2]	200,000,000	200,000,000

Interest in $500,000,000 joint repurchase agreement 2.31%, dated 8/29/2022 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $500,770,000 on 9/22/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.125% - 5.000%, with various maturities to 1/20/2072 and the market value of those underlying securities was $514,117,143.[2]	300,000,000	300,000,000

Interest in $1,850,000,000 joint repurchase agreement 1.47%, dated 6/7/2022 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,857,025,375 on 9/9/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 6.625%, with various maturities to 8/15/2052 and the market value of those underlying securities was $1,893,549,466.[2]	400,000,000	400,000,000

Repurchase agreement 1.65%, dated 5/16/2022 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $337,825,167 on 11/16/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.500%, with various maturities to 6/1/2056 and the market value of those underlying securities was $343,862,510.[2]	335,000,000	335,000,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(CONTINUED)

Interest in $740,000,000 joint repurchase agreement 1.70%, dated 5/20/2022 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $746,464,722 on 11/21/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.000% - 4.500%, with various maturities to 7/20/2052 and the market value of those underlying securities was $758,939,673.[2]	$160,000,000	$160,000,000

Interest in $750,000,000 joint repurchase agreement 1.80%, dated 6/1/2022 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $756,862,500 on 12/2/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security, 0.125% - 5.500%, with various maturities to 9/15/2063 and the market value of those underlying securities was $768,546,888.[2]	150,000,000	150,000,000

Interest in $1,000,000,000 joint repurchase agreement 2.31%, dated 8/9/2022 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,002,117,500 on 9/12/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 6.250%, with various maturities to 5/15/2046 and the market value of those underlying securities was $1,021,439,948.[2]	200,000,000	200,000,000

Interest in $500,000,000 joint repurchase agreement 2.32%, dated 8/10/2022 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $501,031,111 on 9/12/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.750% - 6.000%, with various maturities to 1/1/2057 and the market value of those underlying securities was $510,863,749.[2]	150,000,000	150,000,000

Repurchase agreement 2.30%, dated 8/31/2022 under which Citibank, N.A. will repurchase securities provided as collateral for $250,015,972 on 9/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.500% - 4.500%, with various maturities to 6/1/2043 and the market value of those underlying securities was $255,016,295.	250,000,000	250,000,000

Interest in $1,750,000,000 joint repurchase agreement 2.31% (Overnight Repo Rate + 0.010%, rate reset 9/1/2022), dated 3/4/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,750,786,042 on 9/8/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities,0000% - 4.500%, with various maturities to 1/20/2072 and the market value of those underlying securities was $1,796,539,433.[1,2]	500,000,000	500,000,000

Interest in $1,250,000,000 joint repurchase agreement 2.32%, dated 7/28/2022 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,254,511,111 on 9/22/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 3.250%, with various maturities to 8/15/2029 and the market value of those underlying securities was $1,277,875,851.[2]	250,000,000	250,000,000

Repurchase agreement 2.30%, dated 8/31/2022 under which Federal Reserve Bank of New York will repurchase a security provided as collateral for $16,001,022,222 on 9/1/2022. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security, 2.250%, maturing on 8/15/2027 and the market value of that underlying security was $16,001,022,269.	16,000,000,000	16,000,000,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(CONTINUED)

Interest in $500,000,000 joint repurchase agreement 2.31%, dated 7/27/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $501,796,667 on 9/22/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 2.000% -5.000%, with various maturities to 8/1/2052 and the market value of those underlying securities was $511,266,271.[2]	$150,000,000	$150,000,000

Repurchase agreement 2.31%, dated 8/31/2022 under which Pershing LLC will repurchase securities provided as collateral for $300,019,250 on 9/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 8.500%, with various maturities to 7/20/2072 and the market value of those underlying securities was $307,964,732.	300,000,000	300,000,000

Repurchase agreement 2.30%, dated 8/31/2022 under which RBC Dominion Securities, Inc. will repurchase securities provided as collateral for $150,009,583 on 9/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.125% - 5.000%, with various maturities to 8/20/2052 and the market value of those underlying securities was $153,101,113.	150,000,000	150,000,000

Interest in $500,000,000 joint repurchase agreement 2.33% (Overnight Repo Rate + 0.040%, rate reset 9/1/2022), dated 5/12/2022 under which Royal Bank of Canada will repurchase securities provided as collateral for $504,562,917 on 9/30/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 5.500%, with various maturities to 2/1/2057 and the market value of those underlying securities was $513,929,379.[1,2]	100,000,000	100,000,000

Interest in $3,000,000,000 joint repurchase agreement 2.30%, dated 8/31/2022 under which Sumitomo Mistui Banking Corp. will repurchase securities provided as collateral for $3,000,191,667 on 9/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 4.250%, with various maturities to 2/15/2051 and the market value of those underlying securities was $3,060,195,554.	304,000,000	304,000,000

Interest in $1,000,000,000 joint repurchase agreement 2.30%, dated 8/31/2022 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,063,889 on 9/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.390% - 7.000%, with various maturities to 8/25/2052 and the market value of those underlying securities was $1,027,568,281.	250,000,000	250,000,000

Total Repurchase Agreements		20,149,000,000

Total Investments—98.8% (at amortized cost)[3]		31,016,189,075

Other Assets and Liabilities – Net—1.2%		368,147,387

TOTAL NET ASSETS-100%		$31,384,336,462

[1]	Floating rate instruments with current rate(s) and next reset date(s) shown.

[2]	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

[3]	Also represents cost for federal tax purposes.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

August 31, 2022 (Unaudited)

Assets:
Investment in repurchase agreements	$20,149,000,000
Investment in securities	10,867,189,075

Total investment in securities, at amortized cost and fair value	31,016,189,075
Cash	669,502
Income receivable	30,853,420
Receivable for shares sold	662,296,648
Prepaid expenses	71,011

Total Assets	31,710,079,656

Liabilities:
Payable for investments purchased	65,000,000
Payable for shares redeemed	232,109,638
Income distribution payable	11,293,141
Payable to Adviser	5,432,923
Payable for 12b-1 distribution service fees	6,791,153
Payable for shareholder service fees	4,074,692
Accrued expenses	1,041,647

Total Liabilities	325,743,194

Net Assets	$31,384,336,462

Net Assets Consist of:
Paid-in capital	$31,384,329,806
Distributable earnings	6,656

Net Assets	$31,384,336,462

Net Asset Value
Investment Shares:
Net Assets	$22,217,551,079
Shares Outstanding	22,217,549,476
Net Asset Value	$1.00
Retirement Shares:
Net Assets	$9,166,785,383
Shares Outstanding	9,166,780,283
Net Asset Value	$1.00

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended August 31, 2022 (Unaudited)

Investment Income:
Interest	$169,332,502

Expenses:
Investment adviser fees	34,211,354
12b-1 distribution service fees:
Investment shares	30,568,315
Retirement shares	12,195,876
Transfer agent fees:
Investment shares	8,283,219
Retirement shares	21,662,813
Shareholder service fees:
Investment shares	18,340,989
Retirement shares	7,317,526
Printing and mailing fees	1,821,070
Share registration fees	1,578,283
Accounting and administrative fees	421,306
Professional fees	360,732
Trustees’ fees	293,442
Custodian fees	194,746
Miscellaneous fees	211,023

Total Expenses Before Fee Waivers/Reimbursements	137,460,694

Voluntary waivers/reimbursements of other operating expenses	(44,969,492)

Net Expenses	92,491,202

Net Investment Income	76,841,300

Net Realized Gain on Investments	9,797

Net Increase in Net Assets Resulting from Operations	$76,851,097

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Six Months Ended 8/31/2022 (Unaudited)	Year Ended 2/28/2022
Operations:
Net investment income	$76,841,300	$3,414,058
Net realized gain/(loss) on investments	9,797	(9,711)

Net Increase/(Decrease) in Net Assets Resulting from Operations	76,851,097	3,404,347

Distributions to Shareholders From Distributable Earnings:
Investment shares	(55,048,321)	(2,465,631)
Retirement shares	(21,804,524)	(948,427)

Total Distributions	(76,852,845)	(3,414,058)

Capital Transactions
Investment shares
Proceeds from shares sold	45,898,072,171	95,636,552,941
Reinvestment of dividends	46,381,878	2,307,120
Cost of shares redeemed	(49,651,438,984)	(94,529,945,598)

Net increase/(decrease) from capital transactions	(3,706,984,935)	1,108,914,463

Retirement shares
Proceeds from shares sold	45,083,349,168	97,984,091,746
Reinvestment of dividends	18,060,211	762,242
Cost of shares redeemed	(45,893,471,435)	(98,268,591,248)

Net increase/(decrease) from capital transactions	(792,062,056)	(283,737,260)

Net Change Resulting from Total Fund Share Transactions	(4,499,046,991)	825,177,203

Net Increase/(Decrease) in Net Assets	(4,499,048,739)	825,167,492

Net Assets:
Beginning of period	$35,883,385,201	$35,058,217,709

End of period	$31,384,336,462	$35,883,385,201

Changes in Shares Outstanding:
Investment Shares
Shares outstanding, beginning of period	25,924,534,411	24,815,619,948
Shares sold	45,898,072,171	95,636,552,941
Shares issued to holders in reinvestment of dividends	46,381,878	2,307,120
Shares redeemed	(49,651,438,984)	(94,529,945,598)

Shares Outstanding, End of Period	22,217,549,476	25,924,534,411

Retirement Shares
Shares outstanding, beginning of period	9,958,842,339	10,242,579,599
Shares sold	45,083,349,168	97,984,091,746
Shares issued to holders in reinvestment of dividends	18,060,211	762,242
Shares redeemed	(45,893,471,435)	(98,268,591,248)

Shares Outstanding, End of Period	9,166,780,283	9,958,842,339

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Financial Highlights — Investment Shares

Per Share Operating Performance	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28 or 29,
		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Increase/(Decrease) in Operations:

Net investment income	0.002	0.000 [1]	0.000 [1]	0.014	0.014	0.004

Net realized gain/(loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.002	0.000 [1]	0.000 [1]	0.014	0.014	0.004

Less Distributions From:

Net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.014)	(0.014)	(0.004)

Net realized gain/(loss) on investments	—	(0.000)[1]	—	—	—	(0.000)[1]

Total Distributions	(0.002)	(0.000)[1]	(0.000)[1]	(0.014)	(0.014)	(0.004)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	0.24%	0.01%	0.04%	1.45%	1.36%	0.36%

Supplemental Data:

Net assets, end of period (000’s omitted)	$ 22,217,551	$ 25,924,540	$ 24,815,633	$ 22,238,699	$ 23,269,338	$ 16,473,982

Ratios to Average Net Assets:[3]

Expenses before waivers	0.70%	0.69%	0.68%	0.69%	0.71%	0.70%

Expenses net of waivers	0.53%	0.06%	0.25%	0.69%	0.71%	0.70%

Net investment income	0.45%	0.01%	0.04%	1.44%	1.39%	0.36%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Financial Highlights — Retirement Shares

Per Share Operating Performance	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28 or 29,
		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Increase/(Decrease) in Operations:

Net investment income	0.002	0.000 [1]	0.000 [1]	0.014	0.013	0.003

Net realized gain/(loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.002	0.000 [1]	0.000 [1]	0.014	0.013	0.003

Less Distributions From:

Net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.014)	(0.013)	(0.003)

Net realized gain/(loss) on investments	—	(0.000)[1]	—	—	—	(0.000)[1]

Total Distributions	(0.002)	(0.000)[1]	(0.000)[1]	(0.014)	(0.013)	(0.003)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	0.23%	0.01%	0.04%	1.42%	1.35%	0.34%

Supplemental Data:

Net assets, end of period (000’s omitted)	$ 9,166,785	$ 9,958,845	$ 10,242,585	$ 7,556,180	$ 7,278,308	$ 6,536,200

Ratios to Average Net Assets:[3]

Expenses before waivers	1.07%	1.04%	1.05%	1.15%	1.17%	1.08%

Expenses net of waivers	0.56%	0.06%	0.25%	0.72%	0.72%	0.72%

Net investment income	0.45%	0.01%	0.03%	1.41%	1.35%	0.34%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2022 (Unaudited)

1. ORGANIZATION

The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. Passport Research, Ltd. (“Passport” or “Adviser”), a wholly owned subsidiary of Edward D. Jones & Co., L.P. (“Edward Jones”), serves as the Fund’s investment adviser and administrator. Federated Investment Management Company (the “Sub-adviser”) and Federated Administrative Services (the “Sub-Administrator”) serve as the Fund’s Sub-adviser and Sub-Administrator, respectively.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – It is the Fund’s policy to comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Fund’s tax positions for all open tax years (the prior three years of tax filings) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of August 31, 2022, the Fund had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in the class specific expenses.

e) Indemnifications – Under the Fund’s organizational documents, the officers and Board of Trustees (the “Trustees”) are entitled to certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course

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Notes to Financial Statements

August 31, 2022 (Unaudited) (Continued)

of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, if any, are calculated on the basis of identified cost. Interest income is recognized on an accrual basis while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the relative proportion of average daily net assets of each class.

3) SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements

In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by seeking to ensure that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to seek to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities and/or cash are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Sub-adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter accreting and amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2022 (Unaudited) (Continued)

The Trustees have ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Trustees have designated the Adviser as the valuation designee for the Fund responsible for determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Adviser has established a Valuation Committee (the “Valuation Committee”) with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 an in accordance with the Adviser’s valuation policy and procedures. The Trustees have also authorized the Valuation Committee to select pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser or Sub-adviser based on recent market activity.

In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser and Trustees. The Trustees periodically assess the adequacy and effectiveness of the Adviser’s process for determining the fair value of Fund investments.

b) Fair Value Hierarchy – Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2022, all investments of the Fund were valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

5. FEES AND OTHER TRANSACTIONS WITH AFFILITATES

Investment Adviser Fee – Passport, an investment adviser registered with the U.S. Securities Exchange Commission (“SEC”), serves as the investment adviser and administrator to the Fund pursuant to an Investment Management and Administration Agreement with the Fund dated January 27, 2017 (the “Advisory Agreement”).

As the Adviser, Passport has overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio, is subject to review and approval by the Trustees and sets the Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of the Fund’s Sub-adviser. For its investment advisory and administrative services, the Adviser receives an annual fee of 0.20% of the Fund’s average daily net assets.

Expense Limitation Agreement – The Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2022 (Unaudited) (Continued)

expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement is subject to recoupment by the Adviser in the rolling thirty-six (36) month period following such fee waiver and/or expense payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of recoupment.

This Expense Limitation Agreement will remain in effect until June 30, 2023, and may only be changed or eliminated with the approval of the Trustees during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless the Adviser provides the Trustees with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term. Additionally, on behalf of the Adviser, Edward Jones voluntarily waived $17,199,796 of transfer agent fees during the six months ended August 31, 2022. Edward Jones waived these fees to ensure that the net expense ratio of each class of shares did not exceed 0.72%. These waivers are not subject to future recoupment.

In addition to the Expense Limitation Agreement, the Adviser and/or its affiliates have agreed to voluntarily reimburse expenses (except fees paid to the Sub-adviser and Sub-Administrator) and/or waive all or a portion of its fees for the Fund in an attempt to maintain a positive yield for the Fund (the “Adviser Voluntary Reduction”). The Adviser Voluntary Reduction is not subject to recoupment and can be discontinued or reinstated at any time without advance notice. There is no guarantee that the Adviser Voluntary Reduction will continue or that the Fund will be able to maintain a positive yield. The Adviser and its affiliates voluntarily waived $27,769,696 of transfer agent and shareholder service fees to maintain a positive yield during the six months ended August 31, 2022.

Sub-advisory Fee – Pursuant to the terms of the Sub-advisory and Sub-Administration Agreement, Sub-adviser provides sub-advisory services to the Fund, including buying and selling portfolio securities, and Federated Administrative Services (the “Sub-Administrator”), an affiliate of the Sub-adviser, provides sub-administrative services to the Fund, subject to the supervision of the Adviser and the Trustees. For its sub-advisory and sub-administrative services, the Sub-adviser and the Sub-Administrator receive an annual fee, payable monthly, directly from the Fund based on the average daily net assets of the Fund. For the purposes of determining the compensation under the Advisory Agreement, the Fund will be deemed to have paid the Adviser, and the Adviser will be deemed to have received, an amount equal to any payment made pursuant to the Sub-advisory and Sub-Administration Agreement. The amounts paid to the Sub-adviser and the Sub-Administrator are included in the investment adviser fees in the Statement of Operations.

Sub-Sub-Advisory Agreement with Federated Hermes (UK) LLP – In the event that a business continuity planning event causes the complete or partial inability of the Sub-adviser to perform the investment sub-advisory services under the Sub-advisory and Sub-Administration Agreement (a “BCP Event”), the Sub-adviser will delegate its duties and obligations with respect to investment sub-advisory services (but not sub-administrative services) under the Sub-advisory and Sub-Administration Agreement to Federated Hermes (UK) LLP (the “Sub-Sub-adviser”), an affiliate of the Sub-adviser, pursuant to a Sub-Sub-Advisory Agreement (the “Sub-Sub-Advisory

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2022 (Unaudited) (Continued)

Agreement”) to be entered into by the Sub-adviser and the Sub-Sub-adviser upon the occurrence of the BCP Event. Any fees payable to the Sub-Sub-Advisory Agreement will be paid by the Sub-adviser (and not the Adviser or the Fund).

12b-1 Distribution Service Fees – The Trustees have adopted, and the Fund’s shareholders have approved, a Rule 12b-1 Plan, pursuant to which distribution and/or service fees of 0.25% of the average daily net assets of the Investment Shares and Retirement Shares of the Fund are paid to Edward Jones for the sale and distribution of Fund shares, and for personal shareholder services provided to Investment Shares and Retirement Shares shareholders.

Shareholder Service Fees – The Trustees have adopted a shareholder services plan, pursuant to which Investment Shares and Retirement Shares may pay shareholder service fees of 0.15% of their average daily net assets to Edward Jones for providing certain administrative services, including sweep and banking style services, to Investment Shares and Retirement Shares shareholders.

Transfer Agent – Edward Jones serves as transfer agent for the Fund. The transfer agent fee paid to Edward Jones is based on the balance and number of accounts in the Fund.

Affiliated Transactions – The Fund may participate in purchase and sale transactions with other funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trustees and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2022, the aggregate value of purchases and sales cross trades with other funds or accounts were $0.

6. FEDERAL INCOME TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended February 28, 2022 and February 28, 2021 were as follows:

	2022	2021
Ordinary income[1]	$3,414,058	$12,366,873
Long-term capital gains	$—	$—

[1]	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of February 28, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$72,394

At February 28, 2022 the Fund had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

As of February 28, 2022, the Fund had the following net capital loss carryforwards remaining:

Short-Term	$9,710

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2022 (Unaudited) (Continued)

7. RISKS

Investing in the Fund may involve certain risks including, but not limited to, those described below. Please refer to the Fund’s prospectus and statement of additional information for more information on risks associated with investing in the Fund.

Investment Risk – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If the Fund or another money market fund fails to maintain a stable NAV (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s Share price.

LIBOR Replacement Risk – The publication of the London Inter-Bank Offered Rate (“LIBOR”) on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a risk for the Fund.

Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fall-backs for both legacy and new products, instruments and contracts are commercially accepted.

Counterparty Risk – A party to a transaction involving the Fund, including a counterparty to a repurchase agreement, may default or otherwise be unable or unwilling, or be perceived by the marketplace to be unable or unwilling, to meet its obligations. This could cause the Fund to suffer delays and incur costs or lose money in exercising its rights under the transaction.

Interest Rate Risk – Prices of fixed-income securities generally fall when interest rates rise and generally rise when interest rates fall. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable rate securities may also decline if their interest rates do not rise as quickly, or as much, as general interest rates. Similarly, if interest rates decline, variable and floating rate securities generally will not increase in value as much as fixed rate instruments. A low interest rate environment poses additional risks to the Fund because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s yield to its shareholders. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). A rising interest rate environment, on the other hand, may expose fixed-income markets to increased volatility and may reduce the liquidity of certain investments. During these conditions, it is possible that the Fund’s NAV will fluctuate or it will be more difficult for the Fund to accurately value its securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2022 (Unaudited) (Continued)

from performance to the extent the Fund is exposed to such interest rates and/or volatility. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Technology Risk – Various technologies are used in managing the Fund, consistent with its investment objective and strategy. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Risk Related to the Economy – The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political, and financial conditions or industry or economic trends and developments, as well as government defaults, government shutdowns, war, acts of terrorism, regional conflicts, social unrest, and recessions, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects that could negatively impact the Fund’s performance. In addition, the impact of any epidemic, pandemic (such as COVID-19), natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

As it pertains to war and regional conflicts, Russia’s large-scale invasion of Ukraine on February 24, 2022 significantly amplified already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions or future escalation of such hostilities, and the extent and impact of the resulting sanctions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could have a significant impact on the Fund’s performance and the value of the Fund’s investments, even though the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events that would require accrual or disclosure.

Semi-Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited)

Where required, the tables separately list Trustees who are “interested persons” of the Fund as defined by the 1940 Act (i.e., “Interested” Trustees) and those who are not (i.e., the “Independent” Trustees). Unless otherwise noted, the address of each person listed is 12555 Manchester Road, St. Louis, MO 63131. The Fund Complex includes the Fund and the series of Bridge Builder Trust, which are advised by Olive Street Investment Advisers, LLC, an affiliate of the Adviser. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-441-2357.

INDEPENDENT TRUSTEES OF THE FUND[1]
Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Jean E. Carter (Born: 1957)	Trustee	Indefinite Term; Since April 2022	Retired; Director of Investment Management Group for Russell Investment Group (1982 - 2005).	15	Trustee, Brandes U.S. registered mutual funds (2008 - 2020).

Craig A. Griffith (Born: 1958)	Trustee	Indefinite Term; Since April 2022	Retired; Partner at Sidley Austin LLP (1998 - 2019).	15	None.

Timothy Jacoby (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since January 2017	Retired; Partner at Deloitte & Touche LLP (2000 - 2014).	15	Audit Committee Chair, Perth Mint Physical Gold ETF (AAAU) (2018 - 2020); Independent Trustee, Exchange Traded Concepts Trust (20 funds) (2014 - present); Exchange Listed Funds Trust (19 funds) (2014 - present).

Michelle M. Keeley (Born: 1964)	Trustee, Chair of the Governance and Nominating Committee	Indefinite Term; Since April 2022	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002 - 2010).	15	Independent Director, American Equity Life Holding Company (2020 - 2022); Independent Director, Federal Home Loan Bank of Des Moines (2015 - 2021).

Semi-Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Heidi Stam (Born: 1956)	Trustee	Indefinite Term; Since April 2022	Retired; Managing Director and General Counsel, Vanguard (2005 - 2016).	15	Trustee, CBRE Global Real Estate Income Fund (2021 - present); Vice Chair, Investor Advisory Committee, U.S. Securities and Exchange Commission (2020 - 2021); Committee Member, Investor Advisory Committee, U.S. Securities and Exchange Commission (2017 - 2021); Council Member, National Adjudicatory Council, FINRA (2017 - 2021).

David D. Sylvester (Born: 1950)	Trustee	Indefinite Term; Since January 2017	Retired; Portfolio Manager at Wells, Fargo & Co. (1979 - 2015).	15	Trustee, Minnehaha Academy (2017 - present).

John M. Tesoro (Born: 1952)	Trustee; Chair of the Board	Indefinite Term; Since April 2022	Retired; Partner, KPMG LLP (2002 - 2012).	15	Independent Trustee, BBH Trust (8 funds) (2014 - present); Director, Teton Advisors, Inc., registered investment adviser (2013 - 2021).

Maureen Leary-Jago (Born: 1957)	Trustee	Indefinite Term; Since January 2017	Retired; Senior Global Advisor at MFS (2004 - 2016).	15	None.

Semi-Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

INTERESTED TRUSTEES OF THE TRUST[3]
Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

William E. Fiala (Born: 1967)	Trustee	Indefinite Term; Since April 2022	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2022); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1994 - 2021).	15	None.

Lena Haas (Born: 1975)	Trustee	Indefinite Term; Since October 2018	Principal, Wealth Management Advice, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (January 2022 - present), Principal, Products (March 2020 - December 2021) and Principal, Banking and Trust Services (November 2017 - March 2020) at Edward Jones; Senior Vice President, Head of Investing Product Management and Retirement, E*TRADE Financial and President of E*TRADE Capital Management (2011 - 2017).	15	Director, Craft Alliance Center of Art and Design.

Semi-Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Merry L. Mosbacher (Born: 1958)	Trustee	Indefinite Term; Since April 2022	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1986 - 2019); Associate, Edward Jones (1982 - 1985).	15	None.

OFFICERS OF THE TRUST
Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Colleen R. Dean (Born: 1980)	President	Indefinite Term; Since June 2022	Director of Proprietary Funds Strategy and Management at Edward Jones (since 2022); Senior Vice President, PIMCO, and Assistant Treasurer or Deputy Treasurer for various PIMCO-sponsored mutual funds (2013 - 2020); Vice President, Cohen & Steers Capital Management (2006 - 2013).	N/A	N/A

Semi-Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	Number of Portfolios in Fund Complex[2] Overseen by Trustees	Other Directorships Held During Past Five Years

Aaron J. Masek (Born: 1974)	Treasurer	Officer since: 2017	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010 - 2015).	N/A	N/A

Alan J. Herzog (Born: 1973)	Chief Compliance Officer, Anti-Money Laundering Officer and Vice President	Officer since: March 2022	Principal, Compliance, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (since 2013); Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of the Fund (2015 - 2019).	N/A	N/A

Evan S. Posner (Born: 1979)	Secretary	Officer since; 2021	Associate General Counsel, Edward Jones (since 2018); Assistant Secretary of the Trust (2019 - 2021); Vice President and Counsel, Voya Investment Management (2012 - 2018).	N/A	N/A

[1]	The Trustees of the Fund who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Trustees”).

[2]

The Fund Complex includes the Fund and the fourteen series of Bridge Builder Trust, which are advised by Olive Street Investment Advisers, LLC, an affiliate of the Adviser. Each Trustee also serves as a Trustee of Bridge Builder Trust.

[3]

Mr. Fiala, Ms. Haas and Ms. Mosbacher are “interested persons” of the Fund as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P., and the Fund’s distributor.

Semi-Annual Shareholder Report

Additional Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-MFP Disclosure

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission monthly on Form N-MFP, which is available immediately upon filing. The Fund’s Form N-MFP filings are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Fund’s Form N-MFP filings is also available, without charge, by calling, 1-800-441-2357.

Household Delivery of Shareholder Documents

To reduce expenses the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-441-2357. You will begin receiving individual copies thirty days after your request is received.

Semi-Annual Shareholder Report

Additional Information (Unaudited) (Continued)

Shareholder Proxy

At a special meeting of shareholders held on April 19, 2022, shareholders approved the election of the below-listed persons to serve as Trustees of the Fund. The results of the voting were as follows:

Vote on Trustees		Shares Voted	% Shares Voted	% of Total Outstanding Shares
Lena Haas	For	34,503,141,144.641	96.047%	96.046%

	Withheld	1,420,117,795.229	3.953%	3.953%
David D. Sylvester	For	29,371,151,023.304	81.761%	81.760%

	Withheld	6,552,107,916.566	18.239%	18.239%
Timothy Jacoby	For	34,426,216,474.361	95.833%	95.832%

	Withheld	1,497,042,465.509	4.167%	4.167%
Maureen Leary-Jago	For	34,349,337,762.477	95.619%	95.618%

	Withheld	1,573,921,177.393	4.381%	4.381%
William E. Fiala	For	34,471,523,792.831	95.959%	95.958%

	Withheld	1,451,735,147.039	4.041%	4.041%
Merry L. Mosbacher	For	34,477,191,867.700	95.975%	95.974%

	Withheld	1,446,067,072.170	4.025%	4.025%
Jean E. Carter	For	34,523,002,084.22	96.103%	96.102%

	Withheld	1,400,256,855.649	3.897%	3.897%
Michelle M. Keeley	For	34,548,280,818.765	96.173%	96.172%

	Withheld	1,374,978,121.105	3.827%	3.827%
John M. Tesoro	For	34,466,997,436.20	95.947%	95.946%

	Withheld	1,456,261,503.67	4.053%	4.053%
Heidi Stam	For	34,536,562,554.106	96.140%	96.139%

	Withheld	1,386,696,385.764	3.860%	3.860%
Craig A. Griffith	For	34,511,050,251.384	96.069%	96.068%

	Withheld	1,412,208,688.486	3.931%	3.931%

Semi-Annual Shareholder Report

Privacy Policy (Unaudited)

FACTS	What Does the Edward Jones Money Market Fund (“EJMMF”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	* Social Security number * Account balances * Transaction history	* Investment experience * Income and risk tolerance * Assets and account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons EJMMF chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES EJMMF SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes—information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

QUESTIONS?	Call 1-800-441-2357 or go to www.edwardjones.com/moneymarket

WHO WE ARE
Who is providing this notice?	The Edward Jones Money Market Fund (“EJMMF”)

Semi-Annual Shareholder Report

Privacy Policy (Unaudited) (Continued)	08/2022

WHAT WE DO
How does the EJMMF protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the EJMMF collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes—information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Passport Research, Ltd. (“Passport”) our investment adviser, may be deemed to be affiliated with us. Passport is an indirect subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. EJMMF does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. EJMMF does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of EJMMF, unless permitted by law. We also limit sharing among EJMMF and our affiliate companies to the extent required by California law.
Nevada residents	We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 1-800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101; phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Semi-Annual Shareholder Report

Investment Adviser and Administrator

Passport Research, Ltd.

12555 Manchester Road

St. Louis, MO 63131

Sub-adviser

Federated Investment Management Company

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Sub-Administrator

Federated Administrative Services

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Administrative Services Provider

State Street Bank & Trust Co.

800 Pennsylvania Avenue

Tower 1

Kansas City, MO 64105

Transfer Agent, Distributor & Dividend Disbursing Agent

Edward D. Jones & Co., L.P.

12555 Manchester Road

St. Louis, MO 63131

Custodian & Accounting Services Provider

State Street Bank & Trust Co.

Channel Center

1 Iron Street

Boston, MA 02210

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus. Investors should carefully consider the investment objectives, risks, and charges and expenses of the Fund prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

Edward Jones

12555 Manchester Road

Saint Louis, Missouri 63131

1-800-441-2357

www.edwardjones.com

Investment Company Act File No. 811-2993

CUSIP 48019P102

CUSIP 48019P201

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s President and Treasurer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-441-2357, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustee has determined that Timothy Jacoby, a member of the Board’s Audit Committee is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.—Not Applicable to this Report.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.—Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Edward Jones Money Market Fund

By:	/s/ Colleen R. Dean
Colleen R. Dean
Title:	Principal Executive Officer

Date:	October 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Colleen R. Dean
Colleen R. Dean
Title:	Principal Executive Officer

Date:	October 24, 2022

By:	/s/ Aaron J. Masek
Aaron J. Masek
Title:	Principal Financial Officer

Date:	October 24, 2022